UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229
UBS Index Trust
(Exact name of registrant as specified in charter)
51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)
Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Item 1. Schedule of Investments

UBS S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS — August 31, 2004 (unaudited)

Shares		Value ($)

Common Stocks—99.87%
Aerospace & Defense—2.05%
18,200	Boeing Co.	950,404
4,300	General Dynamics Corp.	419,852
2,800	Goodrich Corp.	88,928
18,500	Honeywell International, Inc.	665,630
9,800	Lockheed Martin Corp.(1)	527,044
7,800	Northrop Grumman Corp.	402,870
9,800	Raytheon Co.	340,354
4,000	Rockwell Collins, Inc.(1)	137,560
11,100	United Technologies Corp.	1,042,401
		4,575,043

Air Freight & Couriers—1.04%
6,600	FedEx Corp.	541,134
24,400	United Parcel Service, Inc., Class B	1,782,420
		2,323,554

Airlines—0.11%
17,200	Southwest Airlines Co.(1)	254,904

Auto Components—0.22%
3,700	Dana Corp.	69,819
13,400	Delphi Automotive Systems Corp.	122,744
4,500	Goodyear Tire & Rubber Co.*(1)	49,410
4,200	Johnson Controls, Inc.	236,460
		478,433

Automobiles—0.48%
39,800	Ford Motor Co.(1)	561,578
12,400	General Motors Corp.(1)	512,244
		1,073,822

Banks—7.02%
7,900	AmSouth Bancorp	205,795
87,600	Bank of America Corp.	3,940,248
16,900	Bank of New York Co., Inc.	503,620
12,200	BB&T Corp.	487,878
3,900	Comerica, Inc.	234,585
12,200	Fifth Third Bancorp	607,682
2,900	First Horizon National Corp.	131,863
3,300	Golden West Financial Corp.	357,159
9,100	KeyCorp	285,285
2,700	M&T Bank Corp.	256,446
4,900	Marshall & Ilsley Corp.	196,392
9,500	Mellon Financial Corp.	274,170
14,700	National City Corp.	555,513
4,000	North Fork Bancorp, Inc.	167,760
5,000	Northern Trust Corp.	215,250
6,200	PNC Financial Services Group	332,754
10,119	Regions Financial Corp.(1)	326,743
7,200	SouthTrust Corp.(1)	297,720
7,500	Sovereign Bancorp, Inc.	163,950
6,100	SunTrust Banks, Inc.	415,410
7,100	Synovus Financial Corp.	180,340
40,700	U.S. Bancorp, Inc.	1,200,650
28,200	Wachovia Corp.	1,322,862
18,600	Washington Mutual, Inc.	722,238
36,200	Wells Fargo & Co.	2,126,750
2,200	Zions Bancorp	137,016
		15,646,079

Beverages—2.51%
17,400	Anheuser-Busch Cos., Inc.	918,720
2,900	Brown-Forman Corp., Class B	137,721
52,400	Coca-Cola Co.	2,342,804
10,200	Coca-Cola Enterprises, Inc.	210,630
5,700	Pepsi Bottling Group, Inc.	152,703
36,600	PepsiCo, Inc.	1,830,000
		5,592,578

Shares		Value ($)

Biotechnology—1.34%
27,500	Amgen, Inc.*	1,630,475
7,400	Biogen Idec, Inc.*	439,042
4,300	Chiron Corp.*	182,234
5,000	Genzyme Corp.*	270,000
4,700	Gilead Sciences, Inc.*	324,911
5,700	Medimmune, Inc.*	136,059
		2,982,721

Building Products—0.22%
4,800	American Standard Cos., Inc.*	180,528
9,400	Masco Corp.	302,022
		482,550

Chemicals—1.55%
5,200	Air Products & Chemicals, Inc.	272,376
20,300	Dow Chemical Co.	869,043
21,800	E.I. du Pont de Nemours & Co.	921,268
2,000	Eastman Chemical Co.	93,060
5,900	Ecolab, Inc.	176,528
3,100	Engelhard Corp.	87,637
2,200	International Flavors & Fragrances, Inc.	84,766
5,900	Monsanto Co.	215,940
3,900	PPG Industries, Inc.	233,103
7,200	Praxair, Inc.(1)	292,176
5,200	Rohm & Haas Co.	210,756
		3,456,653

Commercial Services & Supplies—1.83%
7,100	Allied Waste Industries, Inc.*	72,704
3,900	Apollo Group, Inc., Class A*	304,200
12,700	Automatic Data Processing, Inc.	505,079
2,600	Avery Dennison Corp.(1)	161,590
22,000	Cendant Corp.	475,860
3,900	Cintas Corp.	159,939
5,000	Donnelley, R. R. & Sons Co.	153,650
3,300	Equifax, Inc.	80,520
18,800	First Data Corp.	794,300
4,300	Fiserv, Inc.*	149,554
3,800	H&R Block, Inc.	183,388
2,700	Monster Worldwide, Inc.*	54,621
8,200	Paychex, Inc.	243,294
5,000	Pitney Bowes, Inc.	217,800
4,000	Robert Half International, Inc.	98,000
3,200	Sabre Holdings Corp.	73,600
12,500	Waste Management, Inc.	347,375
		4,075,474

Communications Equipment—2.71%
19,000	ADC Telecommunications, Inc.*	40,660
3,700	Andrew Corp.*	41,033
9,600	Avaya, Inc.*	116,352
13,400	CIENA Corp.*	24,388
145,600	Cisco Systems, Inc.*	2,731,456
4,400	Comverse Technology, Inc.*	77,044
29,700	Corning, Inc.*	300,564
31,600	JDS Uniphase Corp.*	98,276
92,600	Lucent Technologies, Inc.*(1)	289,838
50,500	Motorola, Inc.	815,575
34,900	Qualcomm, Inc.	1,327,945
3,400	Scientific-Atlanta, Inc.	92,616
9,200	Tellabs, Inc.*(1)	83,444
		6,039,191

Shares		Value ($)

Computers & Peripherals—3.49%
8,200	Apple Computer, Inc.*(1)	282,818
54,200	Dell, Inc.*(1)	1,888,328
52,700	EMC Corp.*	567,579
8,800	Gateway, Inc.*	38,632
65,500	Hewlett-Packard Co.	1,171,795
36,200	International Business Machines Corp.	3,065,778
2,800	Lexmark International, Inc.*	247,660
2,100	NCR Corp.*	92,757
7,600	Network Appliance, Inc.*	152,532
72,200	Sun Microsystems, Inc.*	277,248
		7,785,127

Construction & Engineering—0.04%
1,900	Fluor Corp.(1)	81,225

Construction Materials—0.05%
2,400	Vulcan Materials Co.	114,408

Containers & Packaging—0.17%
2,600	Ball Corp.	97,084
3,600	Pactiv Corp.*	85,140
2,000	Sealed Air Corp.*	98,240
1,400	Temple-Inland, Inc.(1)	95,592
		376,056

Diversified Financials—8.80%
27,500	American Express Co.	1,375,550
2,400	Bear Stearns Cos., Inc.	211,008
5,200	Capital One Financial Corp.	352,352
29,900	Charles Schwab Corp.	282,555
111,200	Citigroup, Inc.	5,179,696
12,000	Countrywide Financial Corp.	426,600
8,200	E *TRADE Financial Corp.*	96,596
14,900	Federal Home Loan Mortgage Corp.	1,000,088
20,900	Federal National Mortgage Association	1,556,005
5,500	Franklin Resources, Inc.(1)	292,985
10,400	Goldman Sachs Group, Inc.	932,360
76,472	J.P. Morgan Chase & Co.	3,026,762
5,600	Janus Capital Group, Inc.	76,944
6,000	Lehman Brothers Holdings, Inc.	443,340
27,500	MBNA Corp.	663,850
20,800	Merrill Lynch & Co., Inc.	1,062,256
3,300	Moody’s Corp.	226,248
23,700	Morgan Stanley & Co., Inc.	1,202,301
7,000	Principal Financial Group, Inc.	242,970
6,500	Providian Financial Corp.*(1)	93,860
9,600	SLM Corp.	374,592
7,400	State Street Corp.	334,036
2,900	T. Rowe Price Group, Inc.	143,637
		19,596,591

Diversified Telecommunication Services—3.03%
6,700	ALLTEL Corp.	366,155
17,400	AT&T Corp.	257,172
39,400	BellSouth Corp.	1,054,344
3,200	CenturyTel, Inc.	103,008
6,600	Citizens Communications Co.	83,358
40,000	Qwest Communications International, Inc.*	115,600
71,200	SBC Communications, Inc.	1,836,248
30,700	Sprint Corp.	604,176
59,600	Verizon Communications	2,339,300
		6,759,361

Shares		Value ($)

Electric Utilities—2.32%
4,400	Ameren Corp.	205,876
8,800	American Electric Power Co., Inc.	288,024
4,300	Cinergy Corp.	174,064
5,500	Consolidated Edison, Inc.	232,100
3,900	Constellation Energy Group, Inc.	160,290
7,100	Dominion Resources, Inc.	460,719
4,100	DTE Energy Co.(1)	169,412
7,300	Edison International, Inc.(1)	196,224
5,100	Entergy Corp.	307,530
14,500	Exelon Corp.	534,325
7,300	FirstEnergy Corp.	293,752
4,100	FPL Group, Inc.	283,720
9,100	PG&E Corp.*	265,629
4,100	PPL Corp.	196,103
6,400	Progress Energy, Inc.(1)(2)	245,783
5,400	Public Service Enterprise Group, Inc.	228,636
16,100	Southern Co.	488,635
6,600	TXU Corp.	274,758
9,200	Xcel Energy, Inc.	162,380
		5,167,960

Electrical Equipment—0.47%
4,400	American Power Conversion Corp.	73,920
2,100	Cooper Industries Ltd., Class A	115,962
9,100	Emerson Electric Co.	566,475
4,200	Molex, Inc.(1)	121,254
4,100	Rockwell Automation, Inc.	159,900
		1,037,511

Electronic Equipment & Instruments—0.40%
10,500	Agilent Technologies, Inc.*	215,250
4,400	Jabil Circuit, Inc.*	90,772
3,100	PerkinElmer, Inc.	54,188
11,600	Sanmina-SCI Corp.*	80,272
21,200	Solectron Corp.*	109,392
5,200	Symbol Technologies, Inc.	67,080
2,000	Tektronix, Inc.	57,140
3,800	Thermo Electron Corp.*	99,826
2,700	Waters Corp.*(1)	116,937
		890,857

Energy Equipment & Services—0.91%
7,400	Baker Hughes, Inc.	291,042
3,600	BJ Services Co.	172,980
9,600	Halliburton Co.	280,032
3,400	Nabors Industries, Inc.*	149,940
3,200	Noble Corp.*	128,704
12,700	Schlumberger Ltd.	784,860
7,200	Transocean Sedco Forex, Inc.*	221,040
		2,028,598

Food & Drug Retailing—1.05%
8,100	Albertson’s, Inc.	199,098
8,700	CVS Corp.(1)	348,000
16,200	Kroger Co.*	267,786
9,800	Safeway, Inc.*	197,960
3,100	SUPERVALU, Inc.	81,716
13,800	Sysco Corp.	443,532
22,200	Walgreen Co.(1)	809,190
		2,347,282

Shares		Value ($)

Food Products—1.30%
14,200	Archer-Daniels-Midland Co.	226,774
9,000	Campbell Soup Co.(1)	233,640
11,600	ConAgra Foods, Inc.	303,920
8,200	General Mills, Inc.	387,450
7,700	Heinz, H.J. & Co.	291,907
5,700	Hershey Foods Corp.	275,196
8,900	Kellogg Co.	373,622
3,200	McCormick & Co., Inc.	107,360
17,200	Sara Lee Corp.	380,636
4,900	Wrigley, Wm. Jr. Co.	303,947
		2,884,452

Gas Utilities—0.28%
3,800	KeySpan Corp.	144,780
2,800	Kinder Morgan, Inc.	169,400
6,300	NiSource, Inc.(1)	131,040
5,200	Sempra Energy	187,980
		633,200

Health Care Equipment & Supplies—2.08%
4,700	Applera Corp. - Applied Biosystems Group	89,488
1,300	Bausch & Lomb, Inc.	85,735
13,400	Baxter International, Inc.	409,236
5,600	Becton, Dickinson and Co.	269,472
5,600	Biomet, Inc.	255,640
18,100	Boston Scientific Corp.*	646,713
2,400	C.R. Bard, Inc.(1)	134,640
6,800	Guidant Corp.(1)	406,640
26,300	Medtronic, Inc.	1,308,425
3,900	St. Jude Medical, Inc.*	262,275
8,700	Stryker Corp.	394,110
5,300	Zimmer Holdings, Inc.*	377,890
		4,640,264

Health Care Providers & Services—1.91%
3,300	Aetna, Inc.	305,745
2,600	AmerisourceBergen Corp.(1)	140,660
3,000	Anthem, Inc.*	243,720
9,300	Cardinal Health, Inc.	420,360
9,900	Caremark Rx, Inc.*	284,130
3,100	CIGNA Corp.	206,336
1,700	Express Scripts, Inc.*	107,440
10,500	HCA, Inc.	407,505
5,400	Health Management Associates, Inc., Class A	103,248
3,600	Humana, Inc.*	68,400
5,200	IMS Health, Inc.	121,316
2,100	Manor Care, Inc.	64,407
6,500	McKesson Corp.	201,175
2,300	Quest Diagnostics, Inc.	196,880
10,600	Tenet Healthcare Corp.*	110,452
14,400	UnitedHealth Group, Inc.	952,272
3,300	Wellpoint Health Networks, Inc.*	323,994
		4,258,040

Hotels, Restaurants & Leisure—1.38%
13,600	Carnival Corp.	622,744
3,700	Darden Restaurants, Inc.	77,737
2,500	Harrah’s Entertainment, Inc.	120,475
8,700	Hilton Hotels Corp.	155,295
7,600	International Game Technology	219,260
5,000	Marriott International, Inc., Class A	237,250
26,800	McDonald’s Corp.	724,136
8,500	Starbucks Corp.*	367,540
4,700	Starwood Hotels & Resorts Worldwide, Inc., Class B	207,740
2,600	Wendy’s International, Inc.	89,362
6,200	Yum! Brands, Inc.	246,202
		3,067,741

Shares		Value ($)

Household Durables—0.52%
1,800	Black & Decker Corp.	124,074
2,700	Centex Corp.	123,579
3,200	Fortune Brands, Inc.	234,080
1,000	KB HOME	68,770
4,500	Leggett & Platt, Inc.	121,005
6,300	Newell Rubbermaid, Inc.	135,639
2,700	Pulte Homes, Inc.(1)	159,165
2,000	Stanley Works	86,520
1,600	Whirlpool Corp.(1)	97,824
		1,150,656

Household Products—2.10%
4,700	Clorox Co.	248,348
11,500	Colgate-Palmolive Co.	621,000
10,700	Kimberly Clark Corp.	713,690
55,200	Procter & Gamble Co.	3,089,544
		4,672,582

Industrial Conglomerates—4.77%
16,900	3M Co.	1,391,884
227,000	General Electric Co.	7,443,330
3,300	Reynolds American Inc.	249,150
3,100	Textron, Inc.	196,819
43,300	Tyco International Ltd.	1,356,156
		10,637,339

Insurance—4.73%
6,100	ACE Ltd.	235,155
10,900	AFLAC, Inc.	437,090
15,000	Allstate Corp.	708,150
2,400	Ambac Financial Group, Inc.	181,200
56,100	American International Group, Inc.	3,996,564
6,800	AON Corp.	176,460
4,100	Chubb Corp.	278,841
3,800	Cincinnati Financial Corp.	153,330
6,300	Hartford Financial Services Group, Inc.	385,308
3,100	Jefferson-Pilot Corp.	148,490
3,900	Lincoln National Corp.	176,670
4,100	Loews Corp.	232,880
11,300	Marsh & McLennan Cos., Inc.	504,997
3,200	MBIA, Inc.	183,264
16,100	Metlife, Inc.	599,725
2,200	MGIC Investment Corp.(1)	150,194
4,700	Progressive Corp.	377,410
11,200	Prudential Financial, Inc.	517,216
3,100	SAFECO Corp.	149,327
14,300	St. Paul Cos., Inc.(1)	496,067
2,400	Torchmark Corp.	123,552
6,900	UnumProvident Corp.	111,642
3,000	XL Capital Ltd., Class A	210,600
		10,534,132

Internet & Catalog Retail—0.55%
14,200	eBay, Inc.*(1)	1,228,868

Internet Software & Services—0.37%
29,000	Yahoo!, Inc.*	826,790

IT Consulting & Services—0.35%
3,000	Affiliated Computer Services, Inc.*(1)	162,990
4,100	Computer Sciences Corp.*	190,035
10,600	Electronic Data Systems Corp.(1)	203,732
6,400	SunGard Data Systems, Inc.*	147,200
7,500	Unisys Corp.*	75,300
		779,257

Leisure Equipment & Products—0.40%
2,200	Brunswick Corp.	86,482
6,400	Eastman Kodak Co.(1)	189,312
6,400	Harley-Davidson, Inc.	390,528
4,200	Hasbro, Inc.	77,826
9,600	Mattel, Inc.	154,464
		898,612

Shares		Value ($)

Machinery—1.42%
7,400	Caterpillar, Inc.	537,980
1,000	Cummins, Inc.	67,290
6,700	Danaher Corp.	344,514
5,400	Deere & Co.	341,658
4,600	Dover Corp.	173,558
3,400	Eaton Corp.	205,190
6,800	Illinois Tool Works, Inc.	620,772
3,900	Ingersoll Rand Co., Class A	253,539
2,100	ITT Industries, Inc.	166,110
1,800	Navistar International Corp.*	64,404
4,000	PACCAR, Inc.	240,760
2,800	Parker-Hannifin Corp.	152,236
		3,168,011

Media—3.49%
13,400	Clear Channel Communications, Inc.	449,034
48,400	Comcast Corp., Class A*	1,363,428
2,200	Dow Jones & Co., Inc.	90,310
6,000	Gannett Co., Inc.	508,200
9,500	Interpublic Group Cos., Inc.*	100,225
1,900	Knight-Ridder, Inc.	122,417
4,200	McGraw-Hill Cos., Inc.	318,066
3,600	New York Times Co., Class A	146,232
4,100	Omnicom Group, Inc.	282,121
98,300	Time Warner, Inc.*	1,607,205
7,300	Tribune Co.	304,775
7,200	Univision Communications, Inc., Class A*	237,600
37,400	Viacom, Inc., Class B	1,245,794
44,300	Walt Disney Co.(1)	994,535
		7,769,942

Metals & Mining—0.73%
18,800	Alcoa, Inc.	608,744
2,200	Allegheny Technologies, Inc.	41,382
3,900	Freeport-McMoRan Copper & Gold, Inc., Class B	146,757
9,500	Newmont Mining Corp. (Holding Co.)	421,705
1,700	Nucor Corp.	133,093
2,100	Phelps Dodge Corp.	171,276
2,500	United States Steel Corp.	92,275
		1,615,232

Multi-Line Retail—3.42%
10,000	Costco Wholesale Corp.	411,700
7,300	Dollar General Corp.	143,810
4,000	Family Dollar Stores, Inc.	105,800
4,000	Federated Department Stores, Inc.	173,600
6,200	J.C. Penney Co., Inc. (Holding Co.)	237,584
7,400	Kohl’s Corp.*	366,152
6,500	May Department Stores Co.	159,315
3,000	Nordstrom, Inc.	111,390
4,700	Sears, Roebuck & Co.	179,916
19,700	Target Corp.	878,226
92,300	Wal-Mart Stores, Inc.	4,861,441
		7,628,934

Multi-Utilities—0.40%
14,200	AES Corp.*	143,278
10,000	Calpine Corp.*(1)	34,200
7,500	Centerpoint Energy, Inc.	82,050
20,100	Duke Energy Corp.(1)	445,014
9,400	Dynegy, Inc., Class A*	40,984
11,500	Williams Cos., Inc.(1)	136,735
		882,261

Office Electronics—0.11%
17,400	Xerox Corp.*	233,682

Shares		Value ($)

Oil & Gas—5.84%
2,000	Amerada Hess Corp.	161,000
5,500	Anadarko Petroleum Corp.	325,710
7,000	Apache Corp.	312,830
1,700	Ashland, Inc.	87,431
8,600	Burlington Resources, Inc.	311,578
22,900	ChevronTexaco Corp.	2,232,750
14,600	ConocoPhillips, Inc.	1,086,678
5,200	Devon Energy Corp.	337,012
15,300	El Paso Corp.	125,154
2,600	EOG Resources, Inc.	150,202
140,600	ExxonMobil Corp.	6,481,660
3,400	Kerr-McGee Corp.	179,452
7,500	Marathon Oil Corp.	272,025
8,400	Occidental Petroleum Corp.	433,860
1,700	Sunoco, Inc.	104,550
5,900	Unocal Corp.	220,306
2,800	Valero Energy Corp.	184,884
		13,007,082

Paper & Forest Products—0.55%
2,200	Boise Cascade Corp.	68,838
5,600	Georgia-Pacific Corp.	190,288
10,800	International Paper Co.(1)	432,216
2,500	Louisiana-Pacific Corp.	61,750
4,700	MeadWestvaco Corp.	141,705
5,300	Weyerhaeuser Co.	331,303
		1,226,100

Personal Products—0.66%
2,100	Alberto-Culver Co., Class B	101,409
10,200	Avon Products, Inc.	450,636
21,600	Gillette Co.	918,000
		1,470,045

Pharmaceuticals—8.04%
33,700	Abbott Laboratories	1,404,953
2,900	Allergan, Inc.	216,485
42,000	Bristol-Myers Squibb Co.	996,660
24,300	Eli Lilly & Co.(1)	1,541,835
8,000	Forest Laboratories, Inc.*	366,800
3,600	Hospira, Inc.*	99,720
63,900	Johnson & Johnson	3,712,590
5,400	King Pharmaceuticals, Inc.*	67,284
5,900	Medco Health Solutions, Inc.*	184,257
47,800	Merck & Co., Inc.	2,149,566
5,900	Mylan Laboratories, Inc.	102,778
164,300	Pfizer, Inc.	5,367,681
31,900	Schering-Plough Corp.	588,874
2,500	Watson Pharmaceuticals, Inc.*	68,850
28,800	Wyeth Pharmaceuticals	1,053,216
		17,921,549

Real Estate—0.47%
9,300	Equity Office Properties Trust	265,608
6,600	Equity Residential Properties Trust	213,774
4,300	Plum Creek Timber Co., Inc.	142,072
4,400	ProLogis	159,060
4,800	Simon Property Group, Inc.	268,560
		1,049,074

Road & Rail—0.45%
7,900	Burlington Northern Santa Fe, Inc.	282,820
4,800	CSX Corp.	151,584
8,500	Norfolk Southern Corp.	241,400
5,600	Union Pacific Corp.(1)	319,816
		995,620

Shares		Value ($)

Semiconductor Equipment & Products—2.91%
7,800	Advanced Micro Devices, Inc.*(1)	89,154
8,100	Altera Corp.*(1)	153,252
8,100	Analog Devices, Inc.	281,232
36,300	Applied Materials, Inc.*	576,807
7,400	Applied Micro Circuits Corp.*	24,790
6,800	Broadcom Corp., Class A*	184,552
139,100	Intel Corp.	2,961,439
4,300	KLA-Tencor Corp.*	160,648
6,700	Linear Technology Corp.(1)	239,659
8,800	LSI Logic Corp.*	42,504
6,900	Maxim Integrated Products, Inc.(1)	299,667
13,300	Micron Technology, Inc.*(1)	153,083
7,800	National Semiconductor Corp.*	103,974
3,300	Novellus Systems, Inc.*	80,619
3,700	NVIDIA Corp.*	46,102
4,000	PMC-Sierra, Inc.*	37,360
2,100	QLogic Corp.*	54,831
4,400	Teradyne, Inc.*	56,628
37,200	Texas Instruments, Inc.	726,888
7,500	Xilinx, Inc.	205,725
		6,478,914

Software—4.32%
5,200	Adobe Systems, Inc.	238,524
2,500	Autodesk, Inc.	111,025
5,000	BMC Software, Inc.*	74,850
3,900	Citrix Systems, Inc.*	62,049
12,700	Computer Associates International, Inc.	307,594
8,800	Compuware Corp.*	39,864
6,500	Electronic Arts, Inc.*	323,570
4,200	Intuit, Inc.*	177,618
2,100	Mercury Interactive Corp.*	72,471
232,500	Microsoft Corp.	6,347,250
8,600	Novell, Inc.*	50,740
111,900	Oracle Corp.*	1,115,643
8,000	PeopleSoft, Inc.*	139,200
11,200	Siebel Systems, Inc.*	85,232
6,700	Symantec Corp.*	321,332
9,400	VERITAS Software Co.*	157,168
		9,624,130

Specialty Retail—2.29%
6,200	AutoNation, Inc.*	101,928
1,900	AutoZone, Inc.*	140,714
6,600	Bed, Bath & Beyond, Inc.*	246,972
7,000	Best Buy Co., Inc.	325,640
4,500	Circuit City Stores-Circuit City Group	58,365
19,400	Gap, Inc.	363,556
47,900	Home Depot, Inc.	1,751,224
10,200	Limited Brands	204,816
17,000	Lowe’s Cos., Inc.	844,900
6,900	Office Depot, Inc.*	110,469
3,600	RadioShack Corp.	96,984
3,300	Sherwin-Williams Co.	136,290
10,800	Staples, Inc.	309,744
3,300	Tiffany & Co.	102,135
10,700	TJX Cos., Inc.	226,412
4,900	Toys “R” Us, Inc.*	79,576
		5,099,725

Textiles & Apparel—0.43%
4,300	Coach, Inc.*	180,623
3,000	Jones Apparel Group, Inc.	107,070
2,700	Liz Claiborne, Inc.	102,789
5,800	Nike, Inc., Class B	436,798
2,700	V. F. Corp.(1)	133,218
		960,498

Tobacco—1.04%
44,000	Altria Group, Inc.	2,153,800
3,800	UST, Inc.	152,456
		2,306,256

Trading Companies & Distributors—0.12%
4,100	Genuine Parts Co.	155,431
2,200	W.W. Grainger, Inc.	117,502
		272,933

Shares		Value ($)

Wireless Telecommunication Services—0.63%
58,800	AT&T Wireless Services, Inc.*	859,656
23,900	Nextel Communications, Inc., Class A*	554,241
		1,413,897
Total Common Stocks (cost—$207,041,936)		222,501,796

Principal Amount (000)($)	Security Description	Maturity Date	Interest Rates (%)

Repurchase Agreement—0.04%
91	Repurchase Agreement dated 08/31/04 with State Street Bank & Trust Co., collateralized by $89,141 U.S. Treasury Bonds, 5.25% due 11/15/28; (value-$92,827) proceeds: $91,004 (cost—$91,000)	09/01/04	1.400	91,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned—5.95%

Money Market Funds†—5.95%
9,000	Barclays Prime Money Market Fund	1.478	9,000,328
3,000	Dreyfus Institutional Preferred Money Market Fund	1.457	3,000,000

1,260	UBS Private Money Market Fund LLC**	1.439	1,259,794
Total Money Market Funds (cost—$13,260,122)			13,260,122
Total Investments (cost—$220,393,058)(3)(4)—105.86%			235,852,918

*                 Non-income producing security.

(1)          Security, or portion thereof, was on loan at August 31, 2004.

(2)          Includes 800 Contingent Value Obligations, which are considered illiquid, and fair valued at zero by a valuation committee under the direction of the board of directors.

(3)          Includes $12,688,514 of investments in securities on loan, at value.

(4)          Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2004 were $26,272,055 and $10,812,195, respectively, resulting in net unrealized appreciation of investments of $15,459,860.

†                  Interest rates shown reflect yield at August 31, 2004.

**          Affiliated issuer.  See table below for more information.

Security Description	Number of Shares Held at 05/31/04	Shares Purchased During the Three Months Ended 08/31/04	Shares Sold During the Three Months Ended 08/31/04	Number of Shares Held at 08/31/04	Income From Affiliate For the Three Months Ended 08/31/04

UBS Private Money Market Fund LLC	1,513,300	22,604,646	22,858,152	1,259,794	$82

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	October 22, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	October 22, 2004